Leases - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Interest expenses on lease liabilities	$ 105	$ 129
Expenses for low value assets and short-term leases	$ 190	$ 187
Weighted average incremental borrowing rate	6.58%	7.68%
Rental expense			$ 1,063